INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 839,171	$ 681,939
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	215,006	219,479
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	234,902	248,453
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 389,263	$ 214,007